Corporate information	12 Months Ended
Dec. 31, 2020
Corporate information
Corporate information

1    Corporate information

Arco Platform Limited (“Arco”) is a holding company incorporated under the laws of the Cayman Islands on April 12, 2018 whose shares are publicly traded on the National Association of Securities Dealers Automated Quotations Payments exchange (NASDAQ) under the ticker symbol “ARCE”. Arco and its subsidiaries are collectively referred to as the Company. Arco became the parent company of Arco Educação S.A. ("Arco Brazil") through the completion of a corporate reorganization and initial public offering in 2018. Arco Brazil is the holding company of the operating subsidiaries, including PSD Educação S.A. (“PSD”), which provides educational content from basic to secondary education (“K‑12 curriculum”). The Company’s principal administrative office is located at 2840 Rua Augusta, 11th Floor, Consolação, São Paulo, Brazil.

Since 2015, the Company has been investing in technology and its printed methodology has evolved to an educational platform, capable of delivering the entire K‑12 curriculum content.

The Company offers a complete pedagogical methodology using technology features to deliver educational content to improve the learning process. The Company’s activities comprise the editing, publishing, advertising and sale of educational content for private schools.

The Company has an asset-light, highly scalable business model that emphasizes operational efficiency and profitability. Arco operates through long-term service contracts with private schools. These contracts generally have terms of validity ranging from one to five years, pursuant to which educational content is provided in printed and digital format to private schools. The revenue is driven by the number of enrolled students at each customer using the solutions and the agreed upon price per student per year, all in accordance with the terms and conditions set forth in each contract. As a result, the Company benefits from high visibility in its net revenue and operating margin, which is calculated by dividing the operating profit by net revenue over a given period.

These consolidated financial statements were authorized for issue by the Board of Directors on March 31, 2021.

1.2    Significant events during the year

(a)    Follow-on public offering

On June 04, 2020, Arco completed a follow-on public offering of 5,563,203 Class A common shares, offered by General Atlantic Arco (Bermuda), L.P. (“GA”), and Alfaco Holding Inc. (the "Selling Shareholders"), at a public offering price of U$ 47.70. Arco did not receive any proceeds from the sale of the Class A common shares by the Selling Shareholders. Neither Arco nor any of its other shareholders, including its founding shareholders and members of management, sold Class A common shares in this offering.

On September 8, 2020, the Company completed a follow-on public offering of 2,500,000 Class A common shares issued by Arco at a public offering price of US$44.80.

The public offering resulted in gross proceeds of US$112.0 million (or R$591.9) for the Company. The Company received net proceeds of US$109,760 (or R$580,059), after deducting US$2,240 (or R$11,839) in underwriting discounts and commissions. In addition, the Company incurred in the amount of R$ 4,452 for audit, consulting and legal services related to the offering. These transactions costs, net of taxes, are classified in equity as a reduction of the gross proceeds resulting from the public offering.

(b)    Internal restructurings

PSD Educação S.A. (“PSD”)

On August 01, 2020, continuing the corporate restructuring, PSD Educação S.A. incorporated the companies Positivo Soluções Didáticas Ltda. and Editora Piá Ltda. When PSD Educação S.A. acquired these entities, goodwill and fair value adjustments recognized in the amount of R$830,028 and R$726,876, respectively, were not tax deductible. However, as a result of the corporate restructuring, PSD Educação S.A now has tax benefits from the deductibility of the amortization of goodwill and fair value adjustments of R$529,347 (tax rate of 34%). The fair value adjustments are deductible over the next 5 to 20 years, according to the useful lives of the identified is deductible over 7.5 years, as defined by the Company's Management, under Brazilian tax laws.

(c)    Acquisition of investments

Geekie Desenvolvimento de Softwares S.A. (“Geekie”)

On November 27, 2020, the Company signed a new shareholders’ agreement and based on the new terms defined, on that date the Company acquired control of Geekie and the investee became a consolidated subsidiary of Arco as shown in Note 4.c).

Bewater Ventures I GA Fundo de Investimento em Participações Multiestratégia (“Bewater”)

On July 24, 2020, the Company acquired a 14.48% interest in Bewater Ventures I GA FIP - Multiestratégia, a fund managed by Paraty Capital, through the purchase of 9,670 Class B quotas for R$9,670 as described in Note 11. The fund´s main goal was to make a minority investment in Grupo A, a company that provides educational solutions for higher education, which happened subsequently to our investment.

Escola da Inteligência Cursos Educacionais Ltda. (“EI” or “Escola da Inteligência”)

On August 28, 2020, the Company announced that it entered into a definitive agreement to acquire Escola da Inteligência, the leading solution in social-emotional learning (SEL) in Brazil.

On November 13, 2020, the Company received approval of the transaction from Brazil’s Administrative Council for Economic Defense – CADE, with no restrictions, and the Company concluded the transaction on December 2, 2020. Accordingly, on that date, the Company, through its subsidiary PSD, acquired control of EI as described in Note 4.d).

WPensar S.A. (“WPensar”)

On September 21, 2020, the Company acquired control of WPensar S.A. through the acquisition of the remaining 75.0% interest and started to consolidate it as subsidiary of the Company with 100.0% interest in the share capital. See Note 4.a) for further information.

Studos Software Ltda. (“Studos”)

On September 21, 2020, the Company acquired the control of Studos Software Ltda. (“Studos”) by acquiring 100.0% of its outstanding ordinary shares and voting interests as described in Note 4.b).

(d)    Information related to Covid-19 pandemic

On March 11, 2020, the World Health Organization declared the novel coronavirus (COVID-19) a global pandemic. While the spread started in December 2019 in China and adversely impacted regional economies across the globe, first cases in Brazil were officially reported during the first quarter of 2020. Such events caused the disruption of economic activity, imposing restrictions on industries, commerce, and social contact. At the beginning of the pandemic, state and local authorities have ordered many companies to limit or suspend operations and encourage social distancing with the aim to reduce the speed at which COVID-19 is spreading.

The initial measures of restrictions taken by Brazilian states and local authorities directly impacted the education industry by indefinitely postponing on-site school activities. Nonetheless, as education is an important and essential service, the private schools are conducting classes on a flex model, with classroom and virtual classes. In Brazil, the resumption of economic activity is occurring in stages, some activities are gradually being released, including presential classes in some cases and states with several security rules. The return is occurring differently in each Brazilian state, according to their particular situation.

Notwithstanding the above, the Company did not suspend its activities and, even with the return allowed by the authorities, most of its workforce continues to work remotely from home, except for some people from administrative teams and distribution centers’ teams that are working on site in accordance with health and safety protocols and social distancing guidelines. In this scenario, the Company has made additional investments in IT and network infrastructure; incurred additional expenses for cleaning and disinfecting the installations; purchased alcohol and masks; funded COVID-19 tests and H1N1 flu vaccination campaigns with the objective of taking care of its employees, reducing the demand for care in health units and to facilitate the diagnosis of COVID-19. The Company also delivered chairs, computers, and work kits to its employees. Additionally, to support schools, since day 1, the Company has made available an integrated platform with daily live classes to all students, webinars, broadcast, and remote support to maintain student learning with the social distancing measures

The measures discussed above, including travel restrictions, were put in place to safeguard the health and safety of our employees, customers, and suppliers, but have not limited the Company’s ability to maintain its operations. In addition, these alternative working arrangements have not adversely affected financial reporting systems, internal control over financial reporting or disclosure controls and procedures.

Our content production continues according to the scheduled curriculum calendar and the current educational material has been delivered to the schools according to the school calendar for the year, enabling the Company to recognize the revenues on these products.

With respect to the Company’s distribution and delivery capacity, which relies on third parties, the Company’s principal vendors responsible for the printing of educational material did not raise any issues related to their ability to fulfill scheduled shipments or with respect to the incurrence of any significant additional expenses.

As a result, as of December 31, 2020, the following events and transactions occurred during the year:

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Expected credit losses were revised considering estimated increases in financial defaults, arising from renegotiations with customers and in unemployment rates in Brazil for the foreseeable future due COVID-19, which resulted in an increase of R$ 6,996 in allowance for doubtful accounts as of December 31, 2020.

•

The Company incurred additional expenses of R$ 7,707 during the year ended December 31, 2020. These additional expenses are related to IT, network infrastructure and an integrated teaching platform, as well as expenses to maintain protective measures such as cleaning and disinfecting the installations, distribution of protective masks and alcohol to employees and delivery of chairs, computers and work kits.

•

The Company assessed the existence of potential impairment indicators and the possible impacts on the key assumptions and projections caused by the pandemic on the recoverability of long-lived assets and concluded that there are no indications that demonstrate the need to recognize a provision for impairment of long-lived assets in the consolidated financial statements.

•	Despite the year’s such unprecedent events, the Company was able to recognize 96% of the 2020 school year ACV.
•

The inventory reserves were increased to accurately reflect the expected realization of inventories, which resulted in an incremental charge of R$287 in the consolidated financial statement of income for the year ended December 31, 2020.

•

As of December 31, 2020, management opted to not benefit from the payroll relief measures announced by the Brazilian government. On the tax side, the Company opted for some Brazilian benefits of postponing tax payments for certain entities (INSS and FGTS) for the second half of the year. The payments were settled in the last quarter of 2020.

•

There were rent concessions, regarding leased buildings, that occurred as a direct consequence of the COVID-19 pandemic and were accounted as if they were not lease modifications. Therefore, no changes occurred in the expected useful life and residual value of properties and equipment. For the year ended December 31, 2020, the discount obtained was R$ 350.

•	No changes in the provision for contingencies against the Company were identified because of COVID-19.
•

The Company entered into an additional loan agreement of R$ 200,000, with no significant change in costs. The Company has no financial covenants on any of its existing loans and financing and has sufficient working capital and other undrawn financing facilities to service its operating activities and ongoing investments. The loan was repaid on September 21, 2020. See Note 15 for further information.

In January 2021, the COVID vaccine began to be applied in Brazilians. Vaccination started with the priority groups: health workers, the elderly, the disabled and indigenous villagers. Although there is no exact date for application in 100% of the population, expectations are for 2022. The future impact of the COVID-19 pandemic on an ongoing basis is still uncertain and will remain a factor in the analysis of key estimates and judgements used in preparing the Company’s financial statements, especially given the rapid and unexpected changes the pandemic is posing to global and local economic environments.

Despite the beginning of the vaccination, we are now facing a new wave of contamination from COVID-19. Given the uncertainty around the extent and timing of the future spread of COVID-19, the imposition of additional protective measures, or the relaxation of existing protective measures, it is not possible to accurately predict COVID-19's general impact on the education industry or to reasonably estimate its impact on Arco's results of operations, cash flows or financial condition, including, but not limited to:

•	A decrease in the number of students, which may impact the expected amount of revenue.
•	An increase in bad debts due to the current economic scenario.
•	A change in the fair value of financial instruments.
•	The renegotiation of loans and lease agreements to ensure the continued strength of the Company’s financial position.

Management will continue to monitor and assess the impact COVID-19 may have on the Company’s business and financial performance and position.